STATEMENT OF ADDITIONAL INFORMATION


                          SMARTDESIGN VARIABLE ANNUITY



                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT




                                    ISSUED BY
                               SEPARATE ACCOUNT B


                                       OF
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.



                               DATE OF PROSPECTUS
                                       AND
                      STATEMENT OF ADDITIONAL INFORMATION:

                                   May 1, 2004

                                TABLE OF CONTENTS

ITEM                                                                   PAGE

Introduction............................................................
Description of ING USA Annuity and Life Insurance Company...............
Separate Account B .....................................................
Safekeeping of Assets ..................................................
The Administrator.......................................................
Independent Auditors....................................................
Distribution of Contracts...............................................
IRA Partial Withdrawal Option...........................................
Other Information.......................................................
Consolidated Financial Statements of ING USA Annuity and Life
  Insurance Company (formerly Golden American Life Insurance Company)...
Financial Statements of Separate Account B..............................

INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

DESCRIPTION OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2003, ING USA had approximately $1,343.1 million in stockholder's equity and approximately $24.2 billion in total assets, including approximately $17 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. Reliastar Life Insurance Company of New York ("RLNY"), an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

SEPARATE ACCOUNT B

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

SAFEKEEPING OF ASSETS

ING USA acts as its own custodian for Separate Account B.

THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and ING USA became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to ING USA. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by ING USA on an allocated cost basis. Equitable Life billed ING USA $2,344,000, and $570,000 pursuant to the service agreement in 2003 and 2002, respectively. Effective January 1, 2004, Equitable Life was merged into ING USA.

INDEPENDENT AUDITORS

Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, independent auditors, performs annual audits of ING USA (formerly Golden American Life Insurance Company) and Separate Account B.

DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended

2003, 2002 and 2001 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to DSI aggregated $270,633,000, $287,208,000, and $223,321,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $27,898,000, $25,914,000, and $23,138,000, for the years ended 2003, 2002, and 2001, respectively.

PUBLISHED RATINGS

From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV

 EXAMPLE 1.

 1.   AUV, beginning of period                                  $ 10.00
 2.   Value of securities, beginning of period                  $ 10.00
 3.   Change in value of securities                             $  0.10
 4.   Gross investment return (3) divided by (2)                   0.01
 5.   Less daily mortality and expense charge                0.00004280
 6.   Less asset based administrative charge                 0.00000411
 7.   Net investment return (4) minus (5) minus (6)         0.009953092
 8.   Net investment factor (1.000000) plus (7)             1.009953092
 9.   AUV, end of period  (1) multiplied by (8)           $ 10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

1.   Initial premium payment                                    $ 1,000
2.   AUV on effective date of purchase (see Example 1)          $ 10.00
3.   Number of units purchased (1) divided by (2)                   100
4.   AUV for valuation date following purchase
     (see Example 1)                                      $ 10.09953092
5.   Contract Value in account for valuation date
     following purchase (3) multiplied by (4)                $ 1,009.95


IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ING USA notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ING USA receives the completed election form. ING USA calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

CONSOLIDATED FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited consolidated financial statements of ING USA Annuity and Life Insurance Company, the statutory financial statements of acquired businesses and unaudited pro forma financial information are listed below and are included in this Statement of Additional Information:

Report of Independent Auditors
Audited Consolidated Financial Statements of ING USA Annuity
          and Life Insurance Company
     Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001
     Consolidated Balance Sheets as of December 31, 2003 and 2002
     Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001
     Consolidated Statements of Cash Flows for the years ended December 31,
          2003, 2002 and 2001
Notes to Consolidated Financial Statements
Other Financial Statements
     Financial Statements of Businesses Acquired
     Financial Statements-Statutory Basis of Equitable Life Insurance Company of
          Iowa as of December 31, 2003 and 2002
     Financial Statements-Statutory Basis of United Life and Annuity Insurance
          Company as of December 31, 2003 and 2002
     Financial Statements-Statutory Basis of USG Annuity & Life Company as of
          December 31, 2003 and 2002
     Unaudited Pro Forma Financial Information in Accordance with Accounting
          Principles Generally Accepted in the United States of America

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

Report of Independent Auditors
Audited Financial Statements of ING USA Annuity and Life Insurance Company
     Separate Account B
     Statement of Assets and Liabilities as of December 31, 2003 Statement of
          Operations for the year ended December 31, 2003
     Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002
Notes to Financial Statements

ING ING USA ANNUITY AND LIFE INSURANCE
COMPANY SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT EQ OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                                DATED MAY 1, 2004

                         SUPPLEMENT TO THE PROSPECTUSES
                                       FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
              ISSUED BY ING USA ANNUITY AND LIFE INSURANCE COMPANY

                           NOTICE OF FUND SUBSTITUTION

ING USA Annuity and Life Insurance Company (the "Company") and ING USA Annuity and Life Insurance Company Separate Account B (the "Separate Account") recently filed an application with the Securities and Exchange Commission to permit the substitution of the PIMCO High Yield Portfolio in which a sub-account of the Separate Account invests (the "Replaced Fund") to be replaced with the ING PIMCO High Yield Portfolio (the Substitute Fund). The SEC issued an order authorizing the substitution, and the substitution is effective May 1, 2004.

IMPORTANT INFORMATION ABOUT THE SUBSTITUTION.

o    The effective date of the substitution is May 1, 2004.

o For thirty days thereafter you may transfer amounts invested in the sub-account which invests in the Replaced Fund to any other sub-account or the fixed account free of charge and any such transfers will not count as a transfer when imposing any applicable restriction or limit on transfers;

o You will not incur any fees or charges or any tax liability because of the substitution, and your contract value immediately before the substitution will equal your contract value immediately after the substitution.

o The investment objective and policies of the Substitute Fund are substantially the same as the investment objective and policies of the Replaced Fund. The investment objective of the Substitute Fund is more fully described below.

o The total expenses of the Substitute Fund are less than or equal to the total expenses of the Replaced Fund. The total expenses of the Substitute Fund are more fully described below.

o A prospectus for the Substitute Fund is enclosed. Read this prospectus carefully before deciding whether to transfer amounts invested in the sub-account which invests in the Substitute Fund to any other sub-account or the fixed account.

SUBSTITUTE FUND FEES AND CHARGES. The following information shows the investment advisory fees and other expenses charged annually by the Substitute Funds. The figures are a percentage of the average net assets of the fund as of December 31, 2003. See the prospectus for the fund for more information concerning these expenses.

                                                                                                    FEES AND       TOTAL NET
                                                                                    TOTAL GROSS     EXPENSES      ANNUAL FUND
                                       MANAGEMENT    DISTRIBUTION       OTHER       ANNUAL FUND     WAIVED OR      EXPENSES
             FUND NAME                    FEES       (12B-1) FEES     EXPENSES       EXPENSES      REIMBURSED
ING PIMCO High Yield Portfolio            0.49%          0.25%          0.01%          0.75%           --            0.75%
(Service Class) 1, 2, 3


1 The estimated operating expenses for shares of each Portfolio are shown as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

2 Through a "bundled fee" arrangement, Directed Services, Inc., the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would bear any extraordinary expenses.

3    Because the Portfolio is new, expenses shown above are estimated.

132731-ING USA Fund Sub                                              05/01/2004

SUBSTITUTE FUND INVESTMENT ADVISER AND INVESTMENT OBJECTIVE. The following information lists the investment adviser and subadviser and information regarding the investment objective of the Substitute Fund. More detailed information about this fund can be found in the current prospectus and Statement of Additional Information for the fund.


---------------------------------------- ---------------------------------------------- ---------------------------------------
                               INVESTMENT ADVISER/
               FUND NAME                                  SUBADVISER                             INVESTMENT OBJECTIVE
---------------------------------------- ---------------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------------- ---------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO (CLASS S) Investment Adviser:                            Seeks maximum total return,
                                         -------------------
                                         Directed Services, Inc.                        consistent with preservation of
                                         Investment Subadviser:                         capital and prudent investment
                                                    ----------
                                         Pacific Investment Management Co.              management.  The Portfolio normally
                                                                                        invests at least 80% of its assets in
                                                                                        a diversified portfolio of high yield
                                                                                        securities ("junk bonds") rated below
                                                                                        investment grade but rated at least
                                                                                        B-.
---------------------------------------- ---------------------------------------------- ---------------------------------------


132731-ING USA Fund Sub                                              05/01/2004